As filed with the Securities and Exchange Commission on October 27, 2016
File No. 333-148570
811-04972

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 16	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 601	/X/

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/x/	on November 16, 2016 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 16, to this Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 15 to November 16, 2016. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and financial statements to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-148570), as filed on April 21, 2016. This Amendment further incorporates by reference the Part C contained in Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 as filed on September 2, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on October 27, 2016.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement as filed on September 2, 2016 (File No. 333-148570).

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	October 27, 2016